Capital and financial risk management - Credit risk management credit ratings (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Capital and financial risk management
Carrying value, Financial assets	£ 4,258	£ 2,727
Credit risk
Capital and financial risk management
Carrying value, Financial assets	2,380	1,133
Credit risk | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	554	115
Credit risk | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	15	367
Credit risk | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	1,774	316
Credit risk | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	10	248
Credit risk | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	27	87
Credit risk | Cash and cash equivalents
Capital and financial risk management
Carrying value, Financial assets	2,250	1,041
Credit risk | Cash and cash equivalents | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	554	115
Credit risk | Cash and cash equivalents | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	1	365
Credit risk | Cash and cash equivalents | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	1,658	229
Credit risk | Cash and cash equivalents | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	10	248
Credit risk | Cash and cash equivalents | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	27	84
Credit risk | Bank balances and deposits
Capital and financial risk management
Carrying value, Financial assets	1,696	585
Credit risk | Bank balances and deposits | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets		22
Credit risk | Bank balances and deposits | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	1	2
Credit risk | Bank balances and deposits | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	1,658	229
Credit risk | Bank balances and deposits | Standard & Poor's, BBB Rating | Moody's, Baa Rating
Capital and financial risk management
Carrying value, Financial assets	10	248
Credit risk | Bank balances and deposits | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets	27	84
Credit risk | Money market funds
Capital and financial risk management
Carrying value, Financial assets	554	456
Credit risk | Money market funds | Standard & Poor's, AAA Rating | Moody's, Aaa Rating
Capital and financial risk management
Carrying value, Financial assets	554	93
Credit risk | Money market funds | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets		363
Credit risk | Government securities
Capital and financial risk management
Carrying value, Financial assets		3
Credit risk | Government securities | Standard & Poor's, BB+ Rating | Ba1 and below or unrated
Capital and financial risk management
Carrying value, Financial assets		3
Credit risk | Derivative financial instruments
Capital and financial risk management
Carrying value, Financial assets	130	89
Credit risk | Derivative financial instruments | Standard & Poor's, AA Rating | Moody's, Aa Rating
Capital and financial risk management
Carrying value, Financial assets	14	2
Credit risk | Derivative financial instruments | Standard & Poor's, A Rating | Moody's, A Rating
Capital and financial risk management
Carrying value, Financial assets	£ 116	£ 87